Discontinued Operations - Disposition (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CAD ($) share	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)		Dec. 31, 2025 USD ($) share	Dec. 31, 2023 CAD ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Total cash consideration received	$ 3,018,427		$ 46,495
Costs to sell	(26,383)		0
Cash	(953,113)		(16,610)			$ (55,815)
Lease assets	(20,812)		(22,068)			$ (28,145)
Lease obligations	23,019		24,652
Deferred income tax liability	0		88,561
Reclassification of cumulative foreign currency translation of discontinued foreign operations	$ 866,674		0	[1]
Closing foreign exchange rate | share	1.37635				1.37635
Prepaids and other assets	$ 35,008		20,178
Trade payables	236,373		$ 512,473
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Total cash consideration received	3,011,897	$ 2,188,322
Costs to sell	(26,383)	(19,169)
Net consideration received	2,985,514	2,169,153
Oil and gas properties	(4,570,708)				$ (3,320,890)
Cash	(4,876)				(3,543)
Working capital	49,299				35,817
Lease assets	(8,771)				(6,372)
Lease obligations	9,611				6,983
Asset retirement obligations	90,424				65,698
Deferred income tax liability	72,225				52,476
Carrying value of net assets disposed	(4,362,796)				(3,169,831)
Loss on disposition before reclassification of foreign currency translation	(1,377,282)	(1,000,678)
Current income tax expense - disposition	(28,746)	(20,758)
Reclassification of cumulative foreign currency translation of discontinued foreign operations	866,674	0
Loss on disposition after tax	(539,354)	$ (1,021,436)
Trade and other receivables	193,800				140,800
Prepaids and other assets	4,700				3,400
Trade payables	$ 247,800				$ 180,100

[1]	Comparative period has been revised to reflect current period presentation